GOODWILL (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Goodwill
Beginning balance		¥ 1,805,689		¥ 2,467,497	¥ 2,477,075
New additions		3,270,301		70,560	13,080
Re-assignment of goodwill					0
Impairment provided		(141,755)		(732,368)	(22,658)
Ending balance	¥ 2,467,497	4,934,235	$ 715,397	1,805,689	2,467,497
Existing home transaction services
Goodwill
Beginning balance		594,908		981,010	2,174,580
New additions		62,496		46,932	0
Re-assignment of goodwill					(1,192,875)
Impairment provided		(59,022)		(433,034)	(695)
Ending balance	981,010	598,382		594,908	981,010
New home transaction services
Goodwill
Beginning balance		1,210,781		1,486,487	286,302
New additions		0		23,628	13,080
Re-assignment of goodwill	1,192,900				1,192,875
Impairment provided		(82,733)		(299,334)	(5,770)
Ending balance	1,486,487	1,128,048		1,210,781	1,486,487
Home Renovation and Furnishing Services [Member]
Goodwill
Beginning balance		0		0	16,193
New additions		3,207,805		0	0
Re-assignment of goodwill					0
Impairment provided		0		0	(16,193)
Ending balance	¥ 0	¥ 3,207,805		¥ 0	¥ 0